Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN  55416
(763) 765-7330

April 28, 2006


VIA EDGAR


Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549

Re:       Allianz Variable Insurance Products Fund of Funds Trust
          File Nos. 333-119867 and 811-21624

Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent Post-effective Amendment, which Amendment has been filed electronically.

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

Allianz Variable Insurance Products Fund of Funds Trust



By:
        ____________________________________
        H. Bernt von Ohlen, Senior Counsel